Offerings	Aug. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock (S-3A amendment - Ramnarain Joseph Jaigobind)
Amount Registered | shares	15,092
Proposed Maximum Offering Price per Unit	4.655
Maximum Aggregate Offering Price	$ 70,253.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 9.71
Offering Note	Represents 15,092 shares of Class A common stock being newly registered for resale on this Pre-Effective Amendment No. 2 to Form S-3 for the account of selling securityholder Ramnarain Joseph Jaigobind, bringing his aggregate registered shares under this Registration Statement to 102,982. The registration fee for these shares is calculated pursuant to Rule 457(c) under the Securities Act based on the average of the high ($5.23) and low ($4.08) reported sale prices of the Class A common stock on The Nasdaq Global Market (symbol: BXBL) on July 29, 2026, resulting in an average price of $4.655 per share and a maximum aggregate offering price of $70,253.26.
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Amount of Registration Fee	$ 69,050.00
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) depositary shares, (e) warrants to purchase common stock, preferred stock, debt securities or depositary shares of the registrant, (f) subscription rights to purchase common stock, preferred stock, debt securities, depositary shares, warrants or units consisting of some or all of these securities of the registrant, (g) purchase contracts and (h) units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.
Offering: 11
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock (offered by Selling Securityholders)
Amount Registered | shares	3,310,288
Proposed Maximum Offering Price per Unit	5.154
Maximum Aggregate Offering Price	$ 17,061,224.35
Amount of Registration Fee	$ 2,356.16
Offering Note	Represents 3,310,288 shares of Class A common stock offered for resale by the selling securityholders named in the prospectus, including former insiders of FG Merger II Corp. and other parties to the business combination among FG Merger II Corp., FG Merger Sub II Inc., and BOXABL Inc. These shares were registered on the original Registration Statement on Form S-3 (File No. 333-297729), and all associated registration fees in the amount of $2,356.16 were previously paid in connection with that filing. No additional registration fees are being assessed for these shares on this amendment. The Rule 457(c) calculation for these resale shares was completed based on the average of the high ($6.298) and low ($4.01) reported sale prices of the Class A common stock on The Nasdaq Global Market (symbol: BXBL) on July 23, 2026, resulting in an average price of $5.154 per share.